SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Summary of Short-Term Investments	The following table summarizes short-term investments as of December 31, 2022:

	As of December 31, 2022
		Unrealized
(in thousands)	Amortized Cost	Gains	Losses	Estimated Fair Value
Government and agency securities	$34,781	$15	$(7)	$34,789
Commercial paper	17,491	—	—	17,491
Corporate debt securities	1,983	—	—	1,983
Asset-backed securities	611	1	—	612

Total investments	$54,866	$16	$(7)	$54,875

Summary of Available-for-Sale Investments by Maturity	The following table summarizes
available-for-sale
investments by maturity as of December 31, 2022:

(in thousands)	Amortized Cost	Estimated Fair Value
Due in one year or less	$54,866	$54,875
Due after one year	—	—

Total investments	$54,866	$54,875

Schedule of Available-for-Sale Debt Securities in an Unrealized Loss Position
The following table summarizes the Company’s
available-for-sale
investments’ gross unrealized losses and fair value aggregated by investment category and length of time that individual securities have been in a continuous loss position, as of December 31, 2022:

	As of December 31, 2022
	Less than 12 months			More than 12 months			Total
(in thousands)	Count	Fair Value	Unrealized Losses	Count	Fair Value	Unrealized Losses	Count	Fair Value	Unrealized Losses
Government and agency securities	7	$13,667	$(7)	—	$—	$—	7	$13,667	$(7)

	7	$13,667	$(7)	—	$—	$—	7	$13,667	$(7)